Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents [text block]
Note 6.	Cash and Cash Equivalents

	January 1, 2017	December 31, 2017	December 31, 2018
	(in thousands)

Cash, demand deposits and checking accounts	$171,397	115,464	98,400
Time deposits with less than three months maturity date	13,055	22,559	8,037
	$184,452	138,023	106,437

Refer to Note 22 and Note 23 for the disclosure of credit risk, currency risk and sensitivity analysis of the financial assets and liabilities of the Company.

As of January 1, 2017, December 31, 2017 and 2018, no cash and cash equivalents were pledged with banks as collaterals.